Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Prepaid operating expenses	$ 49	$ 42
Income tax receivable / prepayments	30	32
Deferred offering costs		21
Value added and similar taxes receivables	15	11
Other prepayments and receivables	23	31
Prepaid expenses and other current assets	$ 117	$ 137